Consolidated Statements of Changes in Equity - EUR (€) € in Millions		Total Equity Attributable to Owners of Parent	Issued Capital	Share Premium	Retained Earnings	Other Components of Equity	Treasury Shares	Non-Controlling Interests	Total
Equity at beginning of period at Dec. 31, 2022		€ 40,186	€ 1,229	€ 3,081	€ 36,418	€ 3,801	€ (4,341)	€ 2,662	€ 42,848
Profit after tax	[1]	6,139			6,139			(175)	5,964	[2]
Other comprehensive income		(1,469)			(36)	(1,433)		(172)	(1,641)
Comprehensive income		4,670			6,103	(1,433)		(347)	4,323
Share-based payments		1,032		1,032				121	1,153
Dividends		(2,395)			(2,395)			(21)	(2,417)
Purchase of treasury shares		(968)					(968)		(968)
Reissuance of treasury shares under share-based payments		568					568		568
Changes in non-controlling interests		(71)		(2,268)	2,197			(2,164)	(2,235)
Other changes		135			135			(1)	134
Equity at end of period at Dec. 31, 2023		43,157	1,229	1,845	42,457	2,367	(4,741)	249	43,406
Profit after tax		3,124			3,124			26	3,150	[2]
Other comprehensive income		2,295			(23)	2,318		28	2,323
Comprehensive income		5,419			3,101	2,318		54	5,474
Share-based payments		399		399					399
Income taxes relating to share-based payments		320		320					320
Dividends		(2,565)			(2,565)			(2)	(2,566)
Purchase of treasury shares		(2,108)					(2,108)		(2,108)
Reissuance of treasury shares under share-based payments		895					895		895
Other changes		(79)			(86)	7		66	(13)
Equity at end of period at Dec. 31, 2024		45,438	1,229	2,564	42,907	4,692	(5,954)	368	45,806
Profit after tax		7,161			7,161			165	7,326	[2],[3]
Other comprehensive income		(4,512)			(2)	(4,510)		(59)	(4,570)
Comprehensive income		2,649			7,159	(4,510)		107	2,756
Share-based payments		143		143					143
Income taxes relating to share-based payments		71		71					71
Dividends		(2,743)			(2,743)			(2)	(2,746)
Purchase of treasury shares		(1,916)					(1,916)		(1,916)
Reissuance of treasury shares under share-based payments		922					922		922
Other changes		22			22	0		15	38
Equity at end of period at Dec. 31, 2025		€ 44,586	€ 1,229	€ 2,778	€ 47,345	€ 182	€ (6,948)	€ 488	€ 45,073

[1]	From continuing and discontinued operations
[2]	from continuing and discontinued operations
[3]	As of January 2025, SAP no longer classifies interest paid and interest received as a part of cash flows from operating activities. The presentation for prior periods was amended accordingly.